Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.4%
ASX Ltd.	14,703	$612,272
Aurizon Holdings Ltd.	142,954	351,287
BlueScope Steel Ltd.	34,016	480,030
Brambles Ltd.	104,561	993,909
CAR Group Ltd.	27,421	640,295
Cochlear Ltd.	5,005	1,078,538
Computershare Ltd.	39,799	703,446
CSL Ltd.	36,723	6,874,116
Dexus	84,721	384,373
Goodman Group	130,743	2,938,382
GPT Group (The)	149,856	420,392
James Hardie Industries PLC(a)(b)	33,248	1,036,431
Mirvac Group	299,746	393,682
Northern Star Resources Ltd.	88,156	842,793
Orica Ltd.	37,080	453,759
Pilbara Minerals Ltd.(b)	215,039	547,440
Pro Medicus Ltd.	4,373	349,498
QBE Insurance Group Ltd.	114,223	1,358,010
Ramsay Health Care Ltd.	14,233	447,923
REA Group Ltd.	4,102	512,987
Reece Ltd.	16,837	292,237
Scentre Group	393,474	830,273
SEEK Ltd.	26,729	402,512
Sonic Healthcare Ltd.	34,869	567,566
Stockland.	178,624	538,248
Suncorp Group Ltd.	96,513	1,025,090
Transurban Group	232,585	1,943,730
Vicinity Ltd.	304,768	398,386
WiseTech Global Ltd.	12,845	834,853
Xero Ltd.(a)	10,990	997,829
		29,250,287
Austria — 0.3%
Erste Group Bank AG	25,907	1,273,075
Verbund AG	5,509	452,327
voestalpine AG	7,578	221,800
		1,947,202
Belgium — 0.9%
Ageas SA/NV	12,247	610,975
Argenx SE(a)	4,507	1,666,903
D’ieteren Group	1,673	365,334
Elia Group SA/NV	2,425	246,995
Groupe Bruxelles Lambert NV	6,787	520,473
KBC Group NV	19,052	1,391,380
Lotus Bakeries NV	31	328,965
Sofina SA	1,177	286,408
Umicore SA	15,716	311,275
Warehouses De Pauw CVA	13,669	400,631
		6,129,339
Denmark — 6.6%
AP Moller - Maersk A/S, Class A	237	415,882
AP Moller - Maersk A/S, Class B, NVS	335	609,090
Demant A/S(a)	7,620	366,234
DSV A/S	13,016	2,004,064
Genmab A/S(a)	5,013	1,414,963
Novo Nordisk A/S, Class B	248,428	33,659,032
Novonesis (Novozymes), Class B	28,508	1,700,264
Pandora A/S	6,262	1,028,598
Rockwool A/S, Class B	750	315,556
Tryg A/S	26,886	553,529
Security	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S(a)	76,713	$2,152,441
		44,219,653
Finland — 1.5%
Elisa OYJ	10,536	490,931
Kesko OYJ, Class B	20,832	378,959
Kone OYJ, Class B	25,883	1,320,526
Metso OYJ	47,336	578,891
Nokia OYJ	406,860	1,591,391
Nordea Bank Abp, New	239,348	2,942,364
Orion OYJ, Class B	8,134	330,791
Sampo OYJ, Class A	34,596	1,480,870
Wartsila OYJ Abp	38,460	806,401
		9,921,124
France — 9.8%
Accor SA	14,418	629,007
Aeroports de Paris SA	2,540	363,971
Air Liquide SA	39,946	7,864,321
Alstom SA(b)	22,458	442,058
Amundi SA(c)	4,695	362,284
AXA SA	137,655	4,970,230
BioMerieux	3,170	336,622
Bouygues SA	14,065	551,188
Bureau Veritas SA	23,793	716,578
Capgemini SE	11,796	2,389,893
Carrefour SA	43,008	701,353
Cie. Generale des Etablissements Michelin SCA	51,714	2,097,263
Covivio SA/France	3,589	186,795
Credit Agricole SA	79,940	1,300,694
Dassault Systemes SE	50,841	2,066,275
Edenred SE	18,845	879,336
Eiffage SA	5,389	596,239
EssilorLuxottica SA	22,455	5,035,619
Eurazeo SE	3,393	286,405
Eurofins Scientific SE	9,913	598,377
Euronext NV(c)	6,488	638,848
Gecina SA	3,454	372,816
Getlink SE	26,365	464,618
Hermes International SCA	2,411	5,722,795
Ipsen SA	2,835	371,910
Klepierre SA	16,685	484,297
Legrand SA	20,245	2,198,259
Publicis Groupe SA	17,423	1,957,035
Rexel SA	17,378	528,115
Sartorius Stedim Biotech	2,142	426,697
Schneider Electric SE	41,476	10,347,437
SEB SA	1,872	232,046
Sodexo SA	6,803	633,618
STMicroelectronics NV	52,572	2,220,041
Teleperformance SE	4,268	488,225
Unibail-Rodamco-Westfield, New	8,977	790,962
Vinci SA	38,038	4,746,839
Vivendi SE	54,102	595,772
		65,594,838
Germany — 7.6%
Bayerische Motoren Werke AG	24,004	2,448,466
Bechtle AG	6,245	304,819
Beiersdorf AG	7,760	1,216,589
Brenntag SE	9,991	719,710
Carl Zeiss Meditec AG, Bearer	3,014	278,812
Commerzbank AG	80,131	1,360,575
Continental AG	8,464	576,860

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Covestro AG(a)(c)	14,467	$779,469
CTS Eventim AG & Co. KGaA	4,656	401,128
Deutsche Boerse AG	14,440	2,877,554
DHL Group, Registered	75,364	3,172,849
Evonik Industries AG	19,997	440,504
GEA Group AG	11,834	495,414
Hannover Rueck SE	4,665	1,159,759
Henkel AG & Co. KGaA	8,445	676,698
Infineon Technologies AG	100,037	4,047,341
Knorr-Bremse AG	5,477	421,800
LEG Immobilien SE	5,759	512,172
Merck KGaA	9,848	1,789,873
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	10,441	5,206,904
Nemetschek SE	4,538	417,019
Qiagen NV, NVS	17,434	746,422
Rational AG	388	331,106
SAP SE	79,553	14,507,152
Scout24 SE(c)	5,703	428,999
Siemens Healthineers AG(c)	21,684	1,265,353
Symrise AG, Class A	10,141	1,211,348
Talanx AG(a)	5,026	400,907
Vonovia SE	55,688	1,750,586
Zalando SE(a)(c)	17,123	454,774
		50,400,962
Hong Kong — 2.5%
AIA Group Ltd.	854,200	6,634,738
BOC Hong Kong Holdings Ltd.	282,000	886,438
Futu Holdings Ltd., ADR(a)	4,431	332,945
Hang Seng Bank Ltd.	60,500	842,970
HKT Trust & HKT Ltd., Class SS	291,000	339,131
Hong Kong Exchanges & Clearing Ltd.	88,400	2,990,231
Hongkong Land Holdings Ltd.	85,000	288,947
Link REIT	195,100	822,622
MTR Corp. Ltd.	128,500	436,653
Sino Land Co. Ltd.	306,000	325,658
Sun Hung Kai Properties Ltd.	108,500	1,048,382
Swire Pacific Ltd., Class A	33,500	291,606
Swire Properties Ltd.	97,000	178,410
WH Group Ltd.(c)	630,500	429,658
Wharf Holdings Ltd. (The)	74,000	220,432
Wharf Real Estate Investment Co. Ltd.	129,000	375,340
		16,444,161
Ireland — 0.5%
AIB Group PLC	124,890	710,709
Bank of Ireland Group PLC	76,762	882,229
Kerry Group PLC, Class A	11,580	981,084
Smurfit Kappa Group PLC	19,655	958,633
		3,532,655
Israel — 0.6%
Check Point Software Technologies Ltd.(a)(b)	6,847	1,030,473
CyberArk Software Ltd.(a)(b)	3,213	736,580
Global-e Online Ltd.(a)(b)	7,227	225,627
Monday.com Ltd.(a)	2,789	630,063
Nice Ltd.(a)	4,781	882,833
Wix.com Ltd.(a)	4,076	656,644
		4,162,220
Italy — 2.0%
Amplifon SpA	9,312	344,200
Assicurazioni Generali SpA	77,598	1,997,262
DiaSorin SpA	1,746	188,427
Security	Shares	Value

Italy (continued)
FinecoBank Banca Fineco SpA	45,950	$745,242
Infrastrutture Wireless Italiane SpA(c)	24,547	269,131
Intesa Sanpaolo SpA	1,109,308	4,369,821
Mediobanca Banca di Credito Finanziario SpA	38,412	607,971
Moncler SpA	16,586	1,106,774
Nexi SpA(a)(c)	44,998	299,532
Poste Italiane SpA(c)	34,402	472,581
Prysmian SpA	20,169	1,326,510
Recordati Industria Chimica e Farmaceutica SpA	7,670	404,845
Telecom Italia SpA/Milano(a)	726,614	191,539
Terna - Rete Elettrica Nazionale	116,732	982,473
		13,306,308
Japan — 24.4%
Advantest Corp.	59,000	1,964,030
Aeon Co. Ltd.	49,800	1,074,142
Ajinomoto Co. Inc.	35,700	1,276,368
ANA Holdings Inc.	11,200	213,339
Asahi Kasei Corp.	97,000	632,151
Asics Corp.	12,200	674,912
Astellas Pharma Inc.	133,900	1,314,574
Bandai Namco Holdings Inc.	45,400	828,224
Bridgestone Corp.	43,400	1,902,285
Brother Industries Ltd.	17,900	344,512
Canon Inc.	77,000	2,240,863
Capcom Co. Ltd.	26,800	495,951
Central Japan Railway Co.	58,200	1,298,108
Chiba Bank Ltd. (The)	38,800	370,829
Chugai Pharmaceutical Co. Ltd.	51,000	1,551,713
Concordia Financial Group Ltd.	82,100	495,737
Dai Nippon Printing Co. Ltd.	15,900	495,231
Daifuku Co. Ltd.	22,100	387,374
Dai-ichi Life Holdings Inc.	69,000	1,856,512
Daiichi Sankyo Co. Ltd.	140,600	4,963,050
Daito Trust Construction Co. Ltd.	4,400	464,708
Daiwa House Industry Co. Ltd.	43,300	1,152,068
Daiwa Securities Group Inc.	101,900	800,930
Denso Corp.	143,000	2,323,827
Dentsu Group Inc.	14,600	386,487
Disco Corp.	7,100	2,792,848
East Japan Railway Co.	68,200	1,182,693
Eisai Co. Ltd.	19,400	832,832
FANUC Corp.	72,200	2,021,029
FUJIFILM Holdings Corp.	85,300	1,947,890
Hamamatsu Photonics KK	10,600	313,437
Hankyu Hanshin Holdings Inc.	17,600	461,897
Hikari Tsushin Inc.	1,500	246,211
Hitachi Construction Machinery Co. Ltd.	8,300	226,163
Hoshizaki Corp.	8,500	305,243
Hoya Corp.	26,700	3,250,271
Hulic Co. Ltd.	29,100	269,563
Ibiden Co. Ltd.	8,900	359,883
Japan Airlines Co. Ltd.	9,700	163,009
Japan Exchange Group Inc.	37,700	886,137
Japan Post Bank Co.Ltd.	109,500	1,084,688
Japan Post Insurance Co. Ltd.	13,800	265,945
Japan Real Estate Investment Corp.	97	319,862
JFE Holdings Inc.	43,000	650,998
Kajima Corp.	32,300	548,807
Kao Corp.	35,500	1,554,923
KDDI Corp.	113,400	3,124,710
Keisei Electric Railway Co. Ltd.	9,700	348,390
Keyence Corp.	14,800	6,671,269

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kikkoman Corp.	50,800	$590,318
Kintetsu Group Holdings Co. Ltd.	13,000	276,383
Kobe Bussan Co. Ltd.	11,200	247,729
Koito Manufacturing Co.Ltd.	15,200	215,566
Komatsu Ltd.	70,200	2,063,249
Konami Group Corp.	7,700	539,660
Kubota Corp.	75,200	1,064,353
Kyocera Corp.	98,100	1,112,050
Kyowa Kirin Co. Ltd.	19,400	328,023
LY Corp.	205,300	487,899
MatsukiyoCocokara & Co.	25,600	361,933
McDonald’s Holdings Co. Japan Ltd.(b)	6,700	274,448
MEIJI Holdings Co. Ltd.	18,200	407,629
Minebea Mitsumi Inc.	29,100	612,021
Mitsubishi Chemical Group Corp.	102,200	541,269
Mitsubishi Estate Co. Ltd.	85,300	1,438,480
Mitsubishi HC Capital Inc.	58,200	386,304
Mitsui Chemicals Inc.	12,800	387,804
Mitsui Fudosan Co. Ltd.	202,200	1,857,623
Mizuho Financial Group Inc.	183,100	3,750,682
MonotaRO Co. Ltd.	19,400	204,931
MS&AD Insurance Group Holdings Inc.	98,100	2,040,471
Murata Manufacturing Co. Ltd.	131,900	2,494,943
NEC Corp.	18,900	1,406,874
Nidec Corp.	31,700	1,580,194
Nippon Building Fund Inc.	116	433,197
Nippon Paint Holdings Co. Ltd.	71,900	484,055
Nippon Prologis REIT Inc.	165	272,357
Nippon Sanso Holdings Corp.	13,400	397,130
Nippon Yusen KK	35,000	1,109,433
Nissan Chemical Corp.	9,700	269,697
Nissin Foods Holdings Co. Ltd.	15,500	391,229
Nitori Holdings Co. Ltd.	6,100	672,019
Nitto Denko Corp.	10,900	834,505
Nomura Real Estate Holdings Inc.	8,600	221,727
Nomura Real Estate Master Fund Inc.	291	273,438
Nomura Research Institute Ltd.	29,100	779,079
NTT Data Group Corp.	48,500	745,819
Obayashi Corp.	50,000	582,073
Omron Corp.	13,500	440,965
Ono Pharmaceutical Co. Ltd.	29,100	421,393
Oracle Corp./Japan(a)	3,100	220,443
Oriental Land Co. Ltd./Japan	82,600	2,309,220
Otsuka Corp.	17,800	337,974
Otsuka Holdings Co. Ltd.	31,700	1,308,749
Pan Pacific International Holdings Corp.	29,100	752,731
Rakuten Group Inc.(a)	111,200	578,365
Recruit Holdings Co. Ltd.	113,000	5,704,454
Renesas Electronics Corp.	115,700	2,131,959
Resona Holdings Inc.	159,900	1,109,928
Ricoh Co. Ltd.	42,000	377,162
Rohm Co. Ltd.	27,000	349,960
SCSK Corp.	11,200	212,299
Secom Co. Ltd.	15,800	983,153
Seiko Epson Corp.	22,600	365,168
Sekisui Chemical Co. Ltd.	29,100	417,663
Sekisui House Ltd.	45,400	1,022,298
SG Holdings Co. Ltd.	24,100	243,193
Shimadzu Corp.	18,300	475,824
Shin-Etsu Chemical Co. Ltd.	137,000	5,114,012
Shionogi & Co. Ltd.	19,400	874,030
Shiseido Co. Ltd.	30,100	955,289
Security	Shares	Value

Japan (continued)
Shizuoka Financial Group Inc., NVS	35,100	$362,523
SMC Corp.	4,300	2,171,627
SoftBank Corp.	218,300	2,617,463
SoftBank Group Corp.	78,200	4,525,237
Sompo Holdings Inc.	67,600	1,430,736
SUMCO Corp.	31,200	469,040
Sumitomo Electric Industries Ltd.	53,900	874,766
Sumitomo Metal Mining Co. Ltd.	18,500	602,263
Sumitomo Mitsui Financial Group Inc.	95,200	6,230,753
Sumitomo Mitsui Trust Holdings Inc.	49,700	1,155,503
Sumitomo Realty & Development Co. Ltd.	22,000	688,882
Suntory Beverage & Food Ltd.	10,600	389,346
Sysmex Corp.	38,200	654,058
T&D Holdings Inc.	37,100	670,707
Taisei Corp.	12,300	467,011
Terumo Corp.	101,800	1,734,059
TIS Inc.	15,100	276,188
Tokio Marine Holdings Inc.	143,000	4,954,275
Tokyo Electron Ltd.	36,000	7,644,909
Tokyu Corp.	38,800	452,677
Toppan Holdings Inc.	17,700	458,478
Toray Industries Inc.	106,700	534,531
TOTO Ltd.	10,800	270,985
Trend Micro Inc./Japan	10,300	466,161
Unicharm Corp.	30,500	984,280
West Japan Railway Co.	33,200	662,359
Yakult Honsha Co. Ltd.	19,400	353,935
Yamaha Motor Co. Ltd.	67,300	658,983
Yamato Holdings Co. Ltd.	19,400	222,888
Yaskawa Electric Corp.	18,300	700,752
Yokogawa Electric Corp.	18,100	466,199
Zensho Holdings Co. Ltd.	7,400	291,368
ZOZO Inc.	9,700	226,262
		162,848,653
Netherlands — 8.9%
ABN AMRO Bank NV, CVA(c)	34,066	582,734
Adyen NV(a)(c)	1,652	2,142,286
Aegon Ltd.	109,707	711,588
AerCap Holdings NV	15,755	1,460,646
Akzo Nobel NV	13,201	925,953
ASM International NV	2,720	1,914,090
ASML Holding NV	30,463	29,146,087
ASR Nederland NV	12,311	595,832
BE Semiconductor Industries NV	6,040	898,558
Coca-Cola Europacific Partners PLC	16,373	1,206,854
DSM-Firmenich AG	14,146	1,637,443
EXOR NV, NVS	7,712	866,062
IMCD NV	4,426	675,430
ING Groep NV	251,907	4,500,408
InPost SA(a)	14,942	267,673
JDE Peet’s NV	9,514	209,303
Koninklijke KPN NV	313,916	1,176,967
NN Group NV	21,021	980,821
OCI NV	8,290	227,362
Prosus NV	108,186	3,927,866
Randstad NV	8,636	456,428
Universal Music Group NV	63,237	1,970,696
Wolters Kluwer NV	19,106	3,047,203
		59,528,290
New Zealand — 0.4%
Auckland International Airport Ltd.	97,424	467,115

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Fisher & Paykel Healthcare Corp. Ltd.	44,233	$802,105
Mercury NZ Ltd.	58,399	239,798
Meridian Energy Ltd.	109,510	455,055
Spark New Zealand Ltd.	130,181	334,093
		2,298,166
Norway — 0.6%
Adevinta ASA(a)(d)	2,857	31,084
DNB Bank ASA	65,116	1,273,001
Gjensidige Forsikring ASA	14,214	249,439
Mowi ASA	35,159	632,249
Orkla ASA	53,318	426,892
Salmar ASA	5,044	308,006
Telenor ASA	48,980	571,168
Yara International ASA	12,145	377,654
		3,869,493
Portugal — 0.1%
EDP Renovaveis SA	26,107	419,550
Jeronimo Martins SGPS SA	21,340	478,757
		898,307
Singapore — 1.8%
CapitaLand Ascendas REIT	300,799	582,885
CapitaLand Integrated Commercial Trust	413,881	602,843
CapitaLand Investment Ltd/Singapore	194,000	383,400
DBS Group Holdings Ltd.	151,520	4,040,404
Grab Holdings Ltd., Class A(a)	155,748	571,595
Oversea-Chinese Banking Corp. Ltd.	260,300	2,801,371
Seatrium Ltd.(a)	46,923	61,249
Singapore Airlines Ltd.(b)	111,100	557,891
Singapore Exchange Ltd.	62,400	442,307
United Overseas Bank Ltd.	96,200	2,193,558
		12,237,503
Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	15,965	714,796
Aena SME SA(c)	5,913	1,156,362
Amadeus IT Group SA	34,552	2,466,405
Banco de Sabadell SA	416,316	875,666
CaixaBank SA	289,257	1,656,594
Cellnex Telecom SA(c)	37,837	1,382,187
Ferrovial SE	40,465	1,599,205
Grifols SA(a)(b)	23,001	233,791
Redeia Corp. SA	7,817	140,875
		10,225,881
Sweden — 5.2%
Assa Abloy AB, Class B	76,253	2,240,850
Atlas Copco AB, Class A	204,361	3,936,863
Atlas Copco AB, Class B	119,576	1,985,272
Beijer Ref AB, Class B	28,499	466,522
Boliden AB	20,825	729,983
Epiroc AB	49,886	1,047,111
Epiroc AB, Class B	29,973	562,955
EQT AB	28,388	869,573
Essity AB, Class B	46,479	1,194,155
Hexagon AB, Class B	159,073	1,752,173
Holmen AB, Class B	6,068	254,115
Husqvarna AB, Class B	24,541	204,353
Industrivarden AB, Class A	9,623	342,573
Industrivarden AB, Class C	12,490	438,734
Indutrade AB	20,458	530,732
Investment AB Latour, Class B	11,467	321,003
Investor AB, Class B	133,004	3,609,111
Lifco AB, Class B	17,363	461,430
Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, Class B	111,176	$569,998
Sagax AB, Class B	16,419	433,442
Sandvik AB	81,028	1,789,115
Securitas AB, Class B	37,497	385,892
Skandinaviska Enskilda Banken AB, Class A	120,024	1,709,956
Skanska AB, Class B	25,242	445,848
SKF AB, Class B	26,217	575,994
Svenska Cellulosa AB SCA, Class B	44,915	689,219
Svenska Handelsbanken AB, Class A	110,303	1,038,019
Swedish Orphan Biovitrum AB(a)	14,630	392,582
Tele2 AB, Class B	40,241	393,551
Telia Co. AB	183,642	477,830
Trelleborg AB, Class B	16,419	638,104
Volvo AB, Class A	15,772	428,629
Volvo AB, Class B	120,430	3,241,360
Volvo Car AB(a)	54,643	184,027
		34,341,074
Switzerland — 9.6%
ABB Ltd., Registered	122,186	6,736,774
Adecco Group AG, Registered	12,673	480,951
Alcon Inc.	38,078	3,420,363
Bachem Holding AG(b)	2,542	229,814
Baloise Holding AG, Registered	3,535	610,758
Banque Cantonale Vaudoise, Registered	2,134	225,191
Geberit AG, Registered	2,552	1,569,656
Givaudan SA, Registered	706	3,328,292
Helvetia Holding AG, Registered	2,805	377,194
Julius Baer Group Ltd.	15,535	933,208
Kuehne + Nagel International AG, Registered	3,699	1,049,047
Logitech International SA, Registered	11,977	1,198,770
Lonza Group AG, Registered	5,661	3,073,077
Novartis AG, Registered	150,233	15,548,807
Partners Group Holding AG	1,727	2,324,243
Sandoz Group AG	31,176	1,102,819
Schindler Holding AG, Participation Certificates, NVS	3,153	820,221
Schindler Holding AG, Registered	1,749	443,493
SGS SA	11,377	1,059,487
SIG Group AG	23,292	485,116
Sika AG, Registered	11,588	3,532,579
Sonova Holding AG, Registered	3,869	1,229,257
Straumann Holding AG	8,430	1,103,584
Swiss Life Holding AG, Registered	2,244	1,568,837
Swiss Prime Site AG, Registered	6,193	573,601
Swiss Re AG	22,921	2,923,071
Swisscom AG, Registered	1,993	1,105,636
Temenos AG, Registered	4,462	288,100
VAT Group AG(c)	2,066	1,132,967
Zurich Insurance Group AG	11,129	5,857,265
		64,332,178
United Kingdom — 9.7%
3i Group PLC	74,176	2,733,159
Admiral Group PLC	19,973	692,959
Antofagasta PLC	30,108	854,035
Ashtead Group PLC	33,186	2,430,647
Associated British Foods PLC	26,084	852,215
AstraZeneca PLC	117,843	18,304,688
Auto Trader Group PLC(c)	67,471	709,760
Aviva PLC	204,267	1,254,629
Barratt Developments PLC	73,753	478,248
Berkeley Group Holdings PLC	8,267	557,861
Bunzl PLC	25,640	963,942

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Burberry Group PLC	26,287	$348,675
Coca-Cola HBC AG, Class DI	16,147	547,953
Compass Group PLC	128,699	3,613,379
Croda International PLC	10,088	589,324
Halma PLC	29,309	838,988
Informa PLC	103,268	1,123,971
InterContinental Hotels Group PLC	12,381	1,257,275
Intertek Group PLC	12,053	739,744
JD Sports Fashion PLC	196,134	322,361
Kingfisher PLC	141,725	479,797
Land Securities Group PLC	51,910	435,763
Legal & General Group PLC	447,078	1,433,846
London Stock Exchange Group PLC	34,455	4,038,695
M&G PLC	166,328	425,256
Mondi PLC, NVS	33,690	670,130
Pearson PLC	45,299	550,757
Persimmon PLC	23,615	441,181
Phoenix Group Holdings PLC	52,089	331,452
Prudential PLC	205,528	1,968,684
RELX PLC	143,285	6,285,465
Rentokil Initial PLC	190,353	1,014,817
Sage Group PLC (The)	76,714	1,007,682
Schroders PLC	60,949	307,460
Segro PLC	95,412	1,120,454
Smiths Group PLC	25,491	564,058
Spirax-Sarco Engineering PLC	5,408	618,402
Standard Chartered PLC	167,072	1,664,137
Taylor Wimpey PLC	263,330	498,539
Whitbread PLC	13,483	511,301
Wise PLC, Class A(a)	45,381	476,866
WPP PLC	81,380	851,810
		64,910,365

Total Common Stocks — 98.9%
(Cost: $588,954,391)		660,398,659

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference
Shares, NVS	4,736	457,854
Henkel AG & Co. KGaA, Preference Shares, NVS	12,710	1,150,642
Sartorius AG, Preference Shares, NVS	2,016	534,376
		2,142,872
Total Preferred Stocks — 0.3%
(Cost: $2,307,060)		2,142,872
Security	Shares	Value

Rights

France — 0.0%
Alstom SA, (Expires 06/17/24, Strike Price
EUR 13.00)(a)	21,139	$22,671

Total Rights — 0.0%
(Cost: $—)		22,671

Total Long-Term Investments — 99.2%
(Cost: $591,261,451)		662,564,202

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(e)(f)(g)	5,187,839	5,189,395
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	40,000	40,000

Total Short-Term Securities — 0.8%
(Cost: $5,229,848)		5,229,395

Total Investments — 100.0%
(Cost: $596,491,299)		667,793,597

Other Assets Less Liabilities — 0.0%		122,439

Net Assets — 100.0%		$667,916,036

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agenccty Shares	$1,412,931	$3,777,058	(a)	$—	$(33)	$(561)	$5,189,395	5,187,839	$8,545	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	0	(a)	—	—	—	40,000	40,000	6,565		—
					$(33)	$(561)	$5,229,395		$15,110		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	116	06/13/24	$2,050	$31,571
Euro STOXX 50 Index	62	06/21/24	3,377	22,625
				$54,196

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,825,663	$646,541,912	$31,084	$660,398,659
Preferred Stocks	—	2,142,872	—	2,142,872
Rights	22,671	—	—	22,671
Short-Term Securities
Money Market Funds	5,229,395	—	—	5,229,395
	$19,077,729	$648,684,784	$31,084	$667,793,597
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$54,196	$—	$54,196

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust